Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000072903
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity File Number	001-3034
Entity Registrant Name	XCEL ENERGY INC.
Entity Tax Identification Number	41-0448030
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false